Intangible Assets - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 354,448	₩ 297,492
Development in process	222,832	343,969
Development costs	₩ 577,280	₩ 641,461
Remaining amortaization period	3 years 8 months 12 days	3 years 7 months 6 days
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 49,705	₩ 43,956
Development in process	₩ 14,802	₩ 46,368
Remaining amortaization period	9 months 18 days	9 months 18 days
I T [Member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 49,615	₩ 63,049
Development in process	₩ 37,737	₩ 175,023
Remaining amortaization period	8 months 12 days	7 months 6 days
Mobile and Others [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 255,128	₩ 190,487
Development in process	₩ 170,293	₩ 122,578
Remaining amortaization period	2 years 8 months 12 days	3 years